Northwestern Mutual Series Fund, Inc.

Prospectus Supplement dated February 17, 2015

The following information supplements the Statutory Prospectus for the Northwestern Mutual Series Fund, Inc. dated May 1, 2014, as supplemented August 22, 2014 (the “Prospectus”). You should read this Supplement together with the Prospectus.

The Investment Adviser

Effective January 1, 2015, the third and fourth sentences in the first paragraph under “THE INVESTMENT ADVISER AND SUB-ADVISERS – The Investment Adviser” are hereby deleted and replaced with the following:

“Mason Street Advisors provides advisory and related services to Northwestern Mutual and certain of its affiliates, the Northwestern Mutual Series Fund, Inc. (the “Fund”), and The Northwestern Mutual Foundation. As of January 1, 2015, Mason Street Advisors had approximately $20.5 billion in assets under management.”

International Equity Portfolio

Effective December 26, 2014, Neil Devlin no longer serves as the co-portfolio manager for the International Equity Portfolio (“Portfolio”). The information relating to Mr. Devlin set forth under the heading “PORTFOLIO MANAGEMENT” in the Portfolio’s summary section is hereby deleted as of such date and replaced with the following:

“Antonio T. Docal, Executive Vice President of Templeton, joined Templeton in 2001 and has been co-portfolio manager of the Portfolio since December 2014.”

In addition, the information relating to Mr. Devlin set forth under “INVESTMENT ADVISER AND SUB-ADVISERS – Portfolio Managers – International Equity Portfolio” is hereby deleted and replaced with the following:

“Antonio T. Docal, CFA, Executive Vice President of Templeton, was appointed co-portfolio manager of the Portfolio in December 2014. Mr. Docal joined Templeton in 2001, and is currently portfolio manager for the Templeton Global Equity Group with research responsibility for the global chemical and automobile industries. Prior to joining Templeton, Mr. Docal was Vice President and Director at Evergreen Funds, a principal and co-founder of Docal Associates, and an Assistant Treasurer in the Mergers and Acquisitions Department at JP Morgan. He entered the financial services industry in 1979.”

Short-Term Bond Portfolio

Effective January 22, 2015, Michael F. Reinartz joined Edward A. Wiese as co-portfolio manager of the Short-Term Bond Portfolio (the “Portfolio”). Accordingly, the “Portfolio

Manager” information currently set forth in the Portfolio’s summary section under the heading “PORTFOLIO MANAGEMENT” is hereby deleted and replaced with the following:

“Portfolio Managers: Edward A. Wiese, CFA, Head of Fixed Income and Co-Chairman of T. Rowe Price’s Short-Term Bond Investment Advisory Committee, joined T. Rowe Price in 1984 and has managed the Portfolio since 2014.

Michael F. Reinartz, CFA, Associate Portfolio Manager and Co-Chairman of T. Rowe Price’s Short-Term Bond Investment Advisory Committee, joined T. Rowe Price in 1996 and has co-managed the Portfolio since 2015.”

In addition, the information set forth under “INVESTMENT ADVISER AND SUB-ADVISERS – Portfolio Managers – Short-Term Bond Portfolio” is hereby deleted and replaced with the following:

“Edward A Wiese, CFA, Head of Fixed Income and Co-Chairman of T. Rowe Price’s Short-Term Bond Investment Advisory Committee, has managed the Portfolio since 2014. Mr. Wiese joined T. Rowe Price in 1984 and has served as Chairman or Co-Chairman of T. Rowe Price’s Short-Term Bond Investment Advisory Committee since 1995.

Michael F. Reinartz, CFA, Associate Portfolio Manager and Co-Chairman of T. Rowe Price’s Short-Term Bond Investment Advisory Committee was appointed co-portfolio manager of the Portfolio in January 2015. Mr. Reinartz joined T. Rowe Price in 1996, and his investment experience dates back to 2000. During the past five years, he has served as a portfolio investment analyst for T. Rowe Price’s short-term bond and multi-sector bond strategies and, in 2012, began working closely with T. Rowe Price’s portfolio managers in managing the short-term bond strategies.”

Please retain this Supplement for future reference.

Northwestern Mutual Series Fund, Inc.

International Equity Portfolio

Supplement Dated February 17, 2015

to the

Summary Prospectus for the International Equity Portfolio Dated May 1, 2014

The following information supplements the Summary Prospectus for the International Equity Portfolio of Northwestern Mutual Series Fund, Inc. dated May 1, 2014 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus.

Effective December 26, 2014, Neil Devlin no longer serves as the co-portfolio manager for the International Equity Portfolio (“Portfolio”). The information relating to Mr. Devlin set forth under the heading “PORTFOLIO MANAGEMENT” in the Portfolio’s Summary Prospectus is hereby deleted as of such date and replaced with the following:

“Antonio T. Docal, Executive Vice President of Templeton, joined Templeton in 2001 and has been co-portfolio manager of the Portfolio since December 2014.”

Please retain this Supplement for future reference.

Northwestern Mutual Series Fund, Inc.

Short-Term Bond Portfolio

Supplement Dated February 17, 2015

to the

Summary Prospectus for the Short-Term Bond Portfolio Dated May 1, 2014

The following information supplements the Summary Prospectus for the Short-Term Bond Portfolio of Northwestern Mutual Series Fund, Inc. dated May 1, 2014, as supplemented August 22, 2014 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus.

Effective January 22, 2015, Michael F. Reinartz joined Edward A. Wiese as co-portfolio manager of the Short-Term Bond Portfolio (the “Portfolio”). Accordingly, the “Portfolio Manager” information currently set forth in the Portfolio’s Summary Prospectus under the heading “PORTFOLIO MANAGEMENT” is hereby deleted and replaced with the following:

“Portfolio Managers: Edward A. Wiese, CFA, Head of Fixed Income and Co-Chairman of T. Rowe Price’s Short-Term Bond Investment Advisory Committee, joined T. Rowe Price in 1984 and has managed the Portfolio since 2014.

Michael F. Reinartz, CFA, Associate Portfolio Manager and Co-Chairman of T. Rowe Price’s Short-Term Bond Investment Advisory Committee, joined T. Rowe Price in 1996 and has co-managed the Portfolio since 2015.”

Please retain this Supplement for future reference.

Northwestern Mutual Series Fund, Inc.

Supplement Dated February 17, 2015 to the

Statement of Additional Information Dated May 1, 2014

This Supplement revises certain information contained in the Statement of Additional Information for the Northwestern Mutual Series Fund, Inc. (“Fund”) dated May 1, 2014, as supplemented October 16, 2014 (“SAI”). You should read this Supplement together with the SAI.

Directors and Officers Update

Effective January 1, 2015, Andrew T. Wassweiler, Brian Yeazel, Steve Lyons, and Jason Steigman no longer serve as officers of the Fund. Accordingly, the “Directors and Officers” table found in Appendix B beginning on page B-95 is hereby amended to delete reference to Messrs. Wassweiler, Yeazel, Lyons, and Steigman as of such date.

Appendix D – Portfolio Manager Update – International Equity Portfolio

Effective December 26, 2014, Antonio T. Docal replaced Neil Devlin as the portfolio manager for the International Equity Portfolio (“Portfolio”). Accordingly, the “Other Accounts Managed by Portfolio Managers” table found in Appendix D beginning on page B-106 is hereby amended to delete reference to Mr. Devlin and add Mr. Docal’s information as of December 31, 2014.

Portfolio Manager(s)	Fund	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Antonio T. Docal	International Equity Portfolio	8 registered investment companies with approximately $9.4 billion in total assets under management.	5 other pooled investment vehicles with approximately $2.3 billion in total assets under management.	54 other accounts with approximately $9.3 billion in total assets under management.

Appendix D – Portfolio Manager Update – Short-Term Bond Portfolio

Effective January 22, 2015, Michael F. Reinartz joined Edward A. Wiese as co-portfolio manager of the Short-Term Bond Portfolio (the “Portfolio”). Accordingly, the “Other Accounts Managed by Portfolio Managers” table found in Appendix D beginning on page B-106 is hereby amended to add Mr. Reinartz information as of December 31, 2014.

Portfolio Manager(s)	Fund	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Michael F. Reinartz	Short-Term Bond Portfolio	No registered investment companies.	No other pooled investment vehicles.	No other accounts.

Please retain this Supplement for future reference.